Earnings per Share (Narratives) (Details)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	At December 31, 2020, 27 million options (at December 31, 2019 and 2018 – 17.5 million options and 5 million options, respectively), were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti dilutive